Warrants - Movement of warrant liability (Details) - Warrant liability $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Movement of warrant liability
Beginning balance	$ 10,406
Change in fair value of financial instruments other than derivatives	(3,795)
Repurchase of warrant liability	$ (6,611)